Emerald Medical Applications Corp. - Statement of Stockholders' Deficit	Common Stock, Share	Common Stock, Amount	Additional Paid-In Capital	Accumulated Deficit	Total Shareholders' Deficit
Equity Balance, beginning of period at Dec. 31, 2012	423,782	42	121,373	(348,794)	(227,379)
Imputed related party interest
Stock issued upon conversion on notes payable
Discount on convertible notes
Net loss				(51,400)	(51,400)
Equity Balance, end of period at Dec. 31, 2013	423,782	42	121,373	(400,194)	(278,779)
Equity Balance, beginning of period at Dec. 31, 2013	423,782	42	121,373	(400,194)	(278,779)
Imputed related party interest			17,490		17,490
Stock issued upon conversion on notes payable	4,125,000	413	124,587		125,000
Discount on convertible notes			125,000		125,000
Net loss				(173,870)	(173,870)
Equity Balance, end of period at Dec. 31, 2014	4,548,782	455	388,450	(574,064)	(185,159)